Income Taxes (Components of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets, Net [Abstract]
Derivatives		$ 9	$ 0
Net operating loss carryforwards		62	0
Total deferred tax assets		71
Deferred Tax Liabilities, Net [Abstract]
Property, plant and equipment		7	2
Investments in subsidiaries and affiliates		442	0
Total deferred tax liabilities		449	2
Deferred Tax Liabilities, Net	[1]	$ 378	$ 2

[1]	(1) See Note 3 for discussion regarding a recently adopted accounting standard related to deferred tax assets and liabilities.